CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Profit or loss [abstract]
Revenue	$ 36,127,286	$ 37,705,095
Cost of sales	19,052,681	25,810,389
Gross margin before the undernoted	17,074,605	11,894,706
Realized fair value amounts included in inventory sold	(8,365,616)	(5,292,763)
Unrealized fair value adjustment on biological assets	9,943,166	6,536,103
Gross Profit	18,652,155	13,138,046
Expenses
General and administration	6,971,742	9,300,477
Sales, marketing, and promotion	166,479	1,120,929
Depreciation and amortization	2,112,264	3,405,116
Share-based compensation	494,435	492,631
Impairment of inventory	1,384,922
Total expenses	11,129,842	14,319,153
Income (loss) from operations	7,522,313	(1,181,107)
Interest expense	(4,132,171)	(3,866,420)
Accretion expense	(355,952)	(434,331)
Transaction costs		(331,973)
Acquisition reorganization costs	(1,204,740)
Impairment of capital assets	(116,881)	(4,139,522)
Other Income	279,299	244,178
Impairment of goodwill and intangible assets		(23,911,485)
(Loss) gain on change in fair value of derivative liabilities	(5,731,839)	4,779,693
Loss before income taxes	(3,739,971)	(28,840,967)
Current income tax expense	(2,366,046)	(3,714,666)
NET LOSS	(6,106,017)	(32,555,633)
Other comprehensive loss - Items that may be reclassified subsequently to profit or loss
Cumulative translation adjustment	(405,332)	(684,336)
LOSS AND COMPREHENSIVE LOSS	$ (6,511,349)	$ (33,239,969)
Basic and diluted loss per share (in dollars per share)	$ (0.06)	$ (0.43)
Weighted average number of common shares outstanding - basic and diluted (in shares)	104,841,540	76,683,895